Income taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 41,699	$ 29,824	$ 25,632
Research and development expenses and other	7,995	4,817	4,348
Accruals and reserves	1,553	1,068	557
Share-based compensation	669	265	119
Issuance costs	2,368	0	0
Other	97	0	0
Gross deferred tax assets	54,381	35,974	30,656
Valuation allowance	(51,417)	(34,266)	(29,983)
Deferred Tax Assets, Net of Valuation Allowance, Total	2,964	1,708	673
Total deferred tax assets
Deferred tax liabilities:	(3,342)	0	0
Intangible assets	(2,269)	(2,012)	(736)
Deferred contract acquisition costs	(212)	(129)	(121)
Property and equipment	0	(18)	(19)
Other	(5,823)	(2,159)	(876)
Gross deferred tax liabilities	$ (2,859)	$ (451)	$ (203)